SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

a.	Use of estimates:

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (U.S. GAAP) requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from these estimates.

b.
Financial statements in U.S. dollars:

A major part of the Group's operations is carried out by the Company and its subsidiaries in the United States and Israel. The functional currency of these entities is the U.S. dollar (dollar or $) as the revenues and a substantial portion of the costs are incurred in dollars.

Accordingly, monetary accounts maintained in currencies other than the dollar are re-measured into dollars in accordance with ASC 830, "Foreign Currency Matters" (ASC 830). All transaction gains and losses of the re-measurement of monetary balance sheet items are reflected in the statements of operations as financial income or expenses, as appropriate.

The functional currency of the remaining subsidiaries and associates in most instances is their relevant local currency. The financial statements of those companies are included in consolidation, based on translation into U.S. dollars. Assets and liabilities are translated at year-end exchange rates, while revenues and expenses are translated at monthly average exchange rates during the year in accordance with ASC 830. Differences resulting from translation are presented as a separate component, under accumulated other comprehensive income (loss) in changes in equity.

c.
Principles of consolidation:

The consolidated financial statements include the accounts of Syneron Medical Ltd. and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated.

Changes in the parent's ownership interest in a subsidiary with no change of control are treated as equity transactions, with any difference between the amount of consideration paid and the change in the carrying amount of the non-controlling interest, recognized in equity (APIC) which is based on ASC 810.

d.
Cash and cash equivalents:

Cash and cash equivalents are short-term highly liquid investments that are readily convertible into cash with original maturities of three months or less at the date acquired.

e.
Short-term bank deposits:

Short term bank deposits are deposits with original maturities of more than three months but less than one year. Deposits are presented at their cost including accrued interest. Interest on deposits is recorded as financial income. As of December 31, 2012 and 2011, the Company held short-term interest bearing deposits in the amount of $20,520 and $23,771, respectively, with a weighted average interest of 1.59% and 2.23%, respectively.

f.
Marketable securities:

The Company classifies all of its marketable securities as available-for-sale securities in accordance with ASC 320, "Investment in Debt and Equity Securities". Such marketable securities consist primarily of U.S. government treasury bonds, U.S. agencies and government guaranteed debts and corporate bonds which are stated at fair value. Unrealized gains and losses are comprised of the difference between fair value and amortized costs of such securities and are reflected as "accumulated other comprehensive income (loss)" in changes in equity. Realized gains and losses on marketable securities are included in earnings, under financial income, net.

The Company applied FASB ASC 320-10 which requires the Other-Than-Temporary Impairment (OTTI) for debt securities to be separated into (a) the amount representing the credit loss and (b) the amount related to all other factors. The Company typically invests in highly-rated securities, and its policy generally limits the amount of credit exposure to any one issuer. When evaluating the investments for OTTI, the Company reviews factors such as the length of time and extent to which fair value has been below cost basis, the financial condition of the issuer and any changes thereto, and the Company's intent to sell, or whether it is more likely than not that it will be required to sell, the investment before recovery of the investment's amortized cost basis.

The Company used a discounted cash flow analysis to determine the portion of the impairment that relates to the credit loss. To the extent that the net present value of the estimate of the present value of cash flows expected to be collected from the debt security discounted at the effective interest rate implicit in the security at the date of acquisition is less than the amortized cost basis of the security, the difference is considered credit loss and is recorded through earnings. Based on the above factors, the Company concluded that unrealized losses on its available-for-sale securities, for the year ended 2012 and 2011, were not OTTI. For the year ended December 31, 2010, the Company recognized credit loss in earnings on certain investments in Auction Rate securities (ARS) in the total amount of $119.

g.
Derivatives and hedging activities:

The Company implemented the requirements of ASC No. 815, "Derivatives and Hedging" which requires companies to recognize all of their derivative instruments as either assets or liabilities in the balance sheet at fair value. The accounting for changes in fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualified as part of a hedging transaction and further, on the type of hedging transaction. For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge, or a hedge of a net investment in a foreign operation.  Due to the Company's global operations, it is exposed to foreign currency exchange rate fluctuations in the normal course of its business. The Company's policy allows it to offset the risks associated with the effects of certain foreign currency exposures through the purchase of foreign exchange forward or option contracts (Hedging Contracts).

The policy prohibits the Company from speculating on such Hedging Contracts for profit. To protect against the increase in value of forecasted foreign currency cash flow resulting from salaries paid in New Israeli Shekels (NIS) during the year and for certain forecasted revenue transactions in currencies other than the U.S. dollar, the Company instituted a foreign currency cash flow hedging program. The Company hedges portions of the anticipated payroll of its Israeli employees denominated in NIS or revenues anticipated in currencies other than the U.S. dollar for a period of one to 12 months with Hedging Contracts.  Accordingly, when the dollar strengthens against the NIS, the decline in present value of future foreign currency expenses is offset by losses in the fair value of the Hedging Contracts.  Conversely, when the dollar weakens, the increase in the present value of future foreign currency expenses is offset by gains in the fair value of the Hedging Contracts.  These Hedging Contracts are designated and qualify as cash flow hedges in both 2012 and 2011.

For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income (loss) and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings.  Any gain or loss on a derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item is recognized in current earnings during the period of change. As of December 31, 2012 and 2011, the Company had outstanding forward contracts with a notional amount of $3,419 and $3,036, respectively, and outstanding option contracts with a notional amount of $4,790 and $3,870, respectively.

Other derivative instruments that are designated and qualified as fair value hedging instruments consist of forward contracts that the Company uses to hedge monetary assets denominated in NIS. As of December 31, 2012 and 2011, the notional principal amount of the Hedging Contracts to sell U.S. dollars held by the Company was $0 and $15,000, respectively.

For derivative instruments that are not designated and qualify as hedging instruments (the ineffective portion), the gain or loss on those derivative instruments is recorded in to earning.

h.	Inventories:

Inventories are stated at the lower of cost or market value. Inventory write-offs are provided for slow-moving items.

Cost is determined as follows:

Raw materials: using the first-in, first-out (FIFO) method.

Work in process: on the basis of average costs, including materials, labor and other direct and indirect manufacturing costs.

Finished products: based on standard cost (which approximates actual cost on a first-in, first-out basis) which includes materials, labor and manufacturing overhead. Standard costs are monitored and updated as necessary, to reflect the changes in raw material costs and labor and overhead rates.

The Company regularly evaluates the ability to realize the value of inventory based on a combination of factors including the following: historical usage rates, forecasted sales or usage, product end of life dates, estimated current and future market values and new product introductions. Purchasing requirements and alternative usage are explored within these processes to mitigate inventory exposure. When recorded, the reserves are intended to reduce the carrying value of inventory to its net realizable value. Inventory of $36,863 and $31,169 as of December 31, 2012 and 2011, respectively, is stated net of inventory reserves of $5,402 and $4,742 in each year, respectively. If actual demand for the Company's products deteriorates, or market conditions are less favorable than those projected, additional inventory reserves may be required.

i.	Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers, software, manufacturing, laboratory equipment and demonstration equipment (*)	10 - 50 (mainly 33)
Office furniture, equipment	6- 30 (mainly 15)
Leasehold improvements	The shorter of the term of the lease or the useful life of the asset

(*)
Demonstration equipment consists of systems for use in marketing and selling activities. Demonstration equipment is generally not held for sale and is recorded as property, plant and equipment. The demonstration equipment is amortized on a straight-line method over their estimated economic life not to exceed two years.

j.	Impairment of long-lived assets:

The Company's long-lived assets and identifiable intangibles subject to amortization are reviewed for impairment in accordance with ASC 360, "Property, Plant and Equipment", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of an asset to be held and used is measured by a comparison of the carrying amount of the asset to the future undiscounted cash flows expected to be generated by the asset. If such asset is considered to be impaired, the impairment to be recognized is measured as the amount by which the carrying amount of the asset exceeds its fair value. During 2012, 2011 and 2010 the Company recorded an impairment charge, related to intangible assets, in the amount of $2,860, $123 and $1,319, respectively.

k.
Business combinations:

The Company accounts for business combinations in accordance with ASC No. 805, "Business Combinations". ASC 805 requires recognition of assets acquired, liabilities assumed, and any non-controlling interest at the acquisition date, measured at their fair values as of that date. It also requires the fair value of acquired in-process research and development (IPR&D) to be recorded as an indefinite life intangible asset (subject to impairment) until the research and developments efforts are either completed or abandoned, and restructuring and acquisition-related costs to be expensed as incurred. Any excess of the fair value of net assets acquired over the purchase price and any subsequent changes in estimated contingencies are to be recorded in earnings. In addition, changes in valuation allowance related to acquired deferred tax assets and acquired income tax positions are to be recognized in earnings.

Contingent considerations to former owners agreed in a business combination, e.g, in the form of milestone payments upon the achievement of certain sales target, are recognized as liabilities at fair value as of the recognition date. Any subsequent changes in amounts recorded as liability are recognized in earnings under other expenses (income), net.

1.
Investments in affiliated companies:

All investments in affiliates are stated at cost since the Company does not have the ability to exercise significant influence over their operating and financial policies. The Company followed ASC 323, "Investments - Equity and Joint Ventures", to determine whether it should apply the equity method of accounting to investments in other-than-common stock, with regard to certain investments in preferred shares, and determined that they are not in substance common stock.

The Company's investment in the affiliated companies is reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an investment may not be recoverable, in accordance with ASC 325-20. During 2012 and 2011 and 2010, based on management's most recent analysis, the Company recognized an impairment loss of $200, $9,387 and $850, respectively, relating to its investments (see also Note 7).

m.
Goodwill and intangible assets:

Goodwill and intangible assets have been recorded as a result of acquisitions. Goodwill represents the excess of the purchase price in a business combination over the fair value of net tangible and intangible assets acquired.

The Company applies ASC 350, "Intangibles - Goodwill and Other". Under ASC 350, goodwill is not amortized but instead tested for impairment at least annually (or more frequently if impairment indicators arise). The Company determined June 30 as the date of the annual impairment test for each of its reporting units. The Company operates in two operating segments: the Professional Aesthetic Devices (PAD) segment (which is comprised of four reporting units) and the Emerging Business Units (EBU) segment (which is comprised of five reporting units).

ASC 350, as amended by ASU 2011-08, provides companies an option to first perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value before performing a two-step approach to testing goodwill for impairment for each reporting unit. Our reporting units are determined by the components of our operating segments that constitute a business for which both: (1) discrete financial information is available and (2) segment management regularly reviews the operating results of that component.

The first step measures for impairment by applying fair-value-based tests at the reporting unit level. The second step (if necessary) measures the amount of impairment by applying fair-value-based tests to the individual assets and liabilities within each reporting unit.

Fair value is determined using discounted cash flows methodology. Significant estimates used in the fair value methodologies include estimates of future cash flows, future growth rates and the weighted average cost of capital of the reporting units. As part of the annual impairment evaluation, the Company assessed the recoverability of Fluorinex goodwill. The Company concluded that the carrying value of the Fluorinex goodwill exceeded the implied fair value based on the estimated fair value of the Fluorinex reporting unit. Accordingly, during 2012 the Company recorded a goodwill impairment charge of $450. In addition, during 2012 the Company recorded impairment charge of $510 related to in-process research and development assets from the acquisition of Candela.  The goodwill impairment and in-process research and development impairment charges are included in the statements of operations under other expenses (income), net. During 2011 and 2010, no impairment charges were recorded.

n.	Revenue recognition:

Revenues are recognized in accordance with ASC 605, "Revenue Recognition" when delivery has occurred, persuasive evidence of an agreement exists, the fee is fixed and determinable, collectability is reasonably assured and no further obligations exist. Provisions are made at the time of revenue recognition for any applicable warranty cost expected to be incurred.

The timing for revenue recognition amongst the various products and customers is dependent upon satisfaction of such criteria and generally varies from shipment to delivery to the customer depending on the specific shipping terms of a given transaction, as stipulated in the agreement with each customer. Revenues from service contracts are recognized on a straight-line basis over the life of the related service contracts.

Other than pricing terms which may differ due to the different volumes of purchases between distributors and end-users, there are no material differences in the terms and arrangements involving direct and indirect customers.

The Company's products sold through agreements with distributors are generally non-exchangeable, non-refundable, non-returnable and without any rights of price protection or stock rotation. Accordingly, the Company considers all the distributors as end-users.

In the PAD segment, in most cases, the Company does not grant a right of return for its products. In the EBU segment, customer returns are recorded on an actual basis throughout the year and also include an estimate at the end of each reporting period for future customer returns related to sales recorded prior to the end of the period.  The Company generally estimates customer returns based upon the time lag that historically occurs between the date of the sale and the date of the return, while also factoring other business conditions that might impact the historical analysis.  The Company believes that the amount of future returns is reasonably estimated. The provision for returns is recorded through a reduction of revenue.

In respect of sale of systems with installation, the Company considers the elements in the arrangement to be a single unit of accounting. In accordance with ASC 605, the Company has concluded that its arrangements are generally consistent with the indicators suggesting that installation is not essential to the functionality of the Company's systems. Accordingly, installation is considered inconsequential and perfunctory relative to the system, and therefore the Company recognizes revenue for the system and installation upon delivery to the customer in accordance with the agreement delivery terms once all other revenue recognition criteria have been met, and provides an accrual for installation costs as appropriate.

Part of the Company's revenue transaction with end-users includes multiple elements within a single contract and it is determined that multiple units of accounting exist.

According to ASC 605-25, when a sales arrangement contains multiple deliverables, such as sales of products that include services, the multiple deliverables are evaluated to determine the units of accounting, and the entire fee from the arrangement is allocated to each unit of accounting based on the relative selling price. Under this approach, the selling price of a unit of accounting is determined by using a selling price hierarchy which requires the use of vendor-specific objective evidence (VSOE)  of fair value if available, third-party evidence (TPE) if VSOE is not available, or best estimate of selling price (BESP) if neither VSOE nor TPE is available. Revenue is recognized when the revenue recognition criteria for each unit of accounting are met.

In certain cases, when product arrangements are bundled with extended warranty, the separation of the extended warranty falls under the scope of ASC 605- 20-25-1 through 25-6, and the separately price of the extended warranty stated in the agreement is deferred and recognized ratably over the extended warranty period.

Deferred revenue includes primarily unearned amounts received in respect of service contracts but not yet recognized as revenues.

o.	Research and development costs: Research and development costs are expensed when incurred.

p.
Share-based compensation:

The Company measures and recognizes the compensation expense for all equity-based payments to employees and directors based on their estimated fair values in accordance with ASC 718, "Compensation-Stock Compensation". The Company estimates the fair value of employee stock options at the date of grant using a binomial valuation model and values restricted stock units based on the market value of the underlying shares at the date of grant.

The Company recognizes compensation expenses for the value of its awards based on the straight line method over the requisite service period of each of the awards, net of estimated forfeitures. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

q.
Basic and diluted net loss per share:

Basic net loss per share is computed based on the weighted average number of ordinary shares outstanding during each year. Basic net loss per share was determined by dividing net loss by the weighted average ordinary shares outstanding during the period. Diluted net loss per share was determined by dividing net loss by the diluted weighted average shares outstanding. Diluted weighted average shares reflect the dilutive effect, if any, of stock options, stock appreciation rights, and restricted share units based on the treasury stock method, in accordance with ASC, 260, "Earning Per Share".

r.
Fair value of financial instruments:

The carrying amounts of financial instruments, including cash and cash equivalents, bank deposits, accounts receivable, short-term bank credit, accounts payable and accrued liabilities, approximate fair value because of their generally short maturities.

The Company applies ASC 820, "Fair Value and Disclosure" (ASC 820). Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets;

Level 2 -	Significant other observable inputs based on market data obtained from sources independent of the reporting entity;

Level 3 -	Unobservable inputs which are supported by little or no market activity (for example cash flow modeling inputs based on assumptions).

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The Company categorized each of its fair value measurements in one of these three levels of hierarchy.

Assets and liabilities measured at fair value on a recurring basis are comprised of marketable securities, hedging contracts and contingent considerations (see Note 4). Contingent consideration liabilities represent future amounts the Company may be required to pay in conjunction with various business combinations. Each reporting period, the Company revalues these contingent considerations and records increases or decreases in their fair value as an adjustment to contingent consideration expense within the consolidated statement of operations. Changes in the fair value of the contingent consideration can result from adjustments to the discount rates, the probability of achievement of any revenue milestones and due to discounting to present value each reporting date. These fair value measurements represent Level 3 measurements as they are based on significant inputs not observable in the market.

Assets measured at fair value on a nonrecurring basis in 2012 are an impaired intangible asset, and an impaired investment in affiliated Company. These fair value measurements represent Level 3 measurements as they are based on significant inputs not observable in the market.

s.	Income taxes:

The Company accounts for income taxes in accordance with ASC 740, "Income Taxes". ASC 740 prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to amounts more likely than not to be realized.

Deferred tax liabilities and assets are classified as current or non-current based on the classification of the related asset or liability for financial reporting, or according to the expected reversal dates of the specific temporary differences if not related to an asset or liability for financial reporting.

The Company accounts for uncertain tax positions in accordance with ASC 740-10. ASC 740-10 contains a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% (cumulative probability) likely to be realized upon ultimate settlement. The Company accrues interest and penalties related to unrecognized tax benefits under taxes on income (tax benefit).

t.	Employee benefit plan:

Certain of the Company's  U.S. employees are eligible to participate in a defined contribution pension plan (Plan).  Participants in the Plan may elect to defer a portion of their pre-tax earnings into the Plan, which is run by an independent party.  The Company makes pension contributions at rates varying up to 10% of the participant's pensionable salary. Contributions to the Plan are recorded as an expense in the consolidated statements of operations.

Candela's U.S. operations maintain a retirement plan (Candela U.S. Plan) that qualifies as a deferred salary arrangement under Section 401(k) of the Internal Revenue Code. Participants in the Candela U.S. Plan may elect to defer a portion of their pre-tax earnings, up to the Internal Revenue Service annual contribution limit. Candela matches 50% of each participant's contributions up to a maximum of 6% of the participant's elective deferral.  Each participant may contribute a percentage of their pay or a flat dollar amount.  Contributions to the Candela U.S. Plan are recorded during the year contributed as an expense in the consolidated statements of operations.

Total contributions for the years ended December 31, 2012, 2011 and 2010 were $255, $297 and $320, respectively.

Syneron's U.S. operations maintain a retirement plan (Syneron U.S. Plan) that qualifies as a deferred salary arrangement under Section 401(k) of the Internal Revenue Code.  Participants in the Syneron U.S. Plan may elect to defer a portion of their pre-tax earnings, up to the Internal Revenue Service annual contribution limit. The Company matches 100% of each participant's elective deferrals that do not exceed 3% of the participant's compensation, plus 50% of the portion of the participant's elective deferrals on the next 2% of compensation for the Plan year.  Each participant may contribute from 1% to 50% of compensation on a pretax basis up to the maximum permitted by the Internal Revenue Code.  Contributions to Syneron's U.S. Plan are recorded during the year contributed as an expense in the consolidated statements of operations.

Total contributions for the years ended December 31, 2012, 2011 and 2010 were $196, $166 and $201, respectively.

Severance pay:

The Company's liability for severance pay to its Israeli employees is calculated pursuant to the Israeli Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date. Employees are entitled to one month's salary for each year of employment or portion thereof. The Company's liability for all of its Israeli employees is covered by monthly deposits for insurance policies and by an accrual. The value of these policies is recorded as an asset on the Company's balance sheet.

The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to the Israeli Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash surrender value of these policies, and includes immaterial profits accumulated up to the balance sheet date.

The majority of the Company's agreements with its employees in Israel are in accordance with section 14 of the Israeli Severance Pay Law. Upon contribution of the full amount of the employee's monthly salary, and release of the policy to the employee, no additional legal obligation exists between the parties and no additional payments are made by the Company to the employee; therefore related assets and liabilities are not presented in the balance sheet.

Severance pay expenses for the years ended December 31, 2012, 2011 and 2010 amounted to approximately $744, $755 and $638, respectively.

u.	Shipping and handling costs:

Shipping and handling costs, which amounted to $6,475, $4,408 and $3,611 for the years ended December 31, 2012, 2011 and 2010, respectively, are included in sales and marketing expenses in the consolidated statements of operations. Shipping and handling costs include all costs associated with the distribution of finished products, consumables and spare parts from the Company's point of manufacturing directly to customers, distributors and international subsidiaries.

v.	Advertising expenses:

Advertising expenses are charged to the statements of operations, as incurred. Advertising expenses for the years ended December 31, 2012, 2011 and 2010 were $6,334, $5,723 and $2,727, respectively.

w.	Legal expenses:

Legal expenses are charged to the statement of operations as incurred.

x.	Concentration of credit risk:

Financial instruments that potentially subject the Group to concentrations of credit risk consist principally of cash and cash equivalents, bank deposits, derivative instruments, marketable securities, and trade receivables.

The majority of the Group's cash and cash equivalents and banks deposits are invested in dollar instruments of major banks in Israel and in the United States. Management believes that the financial institutions that hold the Company's investments are institutions with high credit standing and that, accordingly, low credit risk exists with respect to these investments.

The Company's marketable securities include investments in highly rated debentures of U.S. and Israeli, corporations and governmental bonds. Based on the above and the fact that the portfolio is well diversified, management believes that low credit risk exists with respect to these marketable securities. The Company has implemented additional measures with respect to its investment policy. Such measures include among others: reducing credit exposure to corporate sector securities and increasing the overall credit quality of the portfolio.

The Company and its subsidiaries have no material off-balance sheet concentration of financial instruments subject to credit risk such as foreign exchange contracts, option contracts or other hedging arrangements, except those mentioned in note 14.

The Company's trade receivables are derived mainly from sales to large independent distributors and to end-users world-wide. The Company performs ongoing credit evaluations of its customers. An allowance for doubtful accounts is determined with respect to those specific amounts that the Company has determined to be doubtful of collection.

The following table provides details of the change in the Company's allowance for doubtful accounts:

	December 31,
	2012	2011	2010

Balance at the beginning of the year	$5,478	$7,704	$7,561
Charged to expenses, net of recoveries	1,782	(847)	2,783
Write-off	(523)	(1,443)	(2,110)
Exchange rate	55	64	(530)

Balance at the end of the year	$6,792	$5,478	$7,704

y. Warranty:

The Company provides a one to three year standard warranty for its products, depending on the type of product and the country in which the Company does business. The Company records a provision for the estimated cost to repair or replace products under warranty at the time of sale. Factors that affect the Company's warranty reserve include the number of units sold, historical and anticipated rates of warranty repairs and the cost per repair.

The following table provides details of the change in the Company's product warranty accrual:

	December 31,
	2012	2011	2010

Warranty provision at the beginning of the year	$6,514	$6,854	$2,679
Warranty accounts related to the acquisition of Candela	-	-	3,980
Warranty accounts related to the acquisition of Ultrashape	44	-	-
Charged to costs and expenses relating to new sales	9,058	7,856	8,202
Costs of product warranty claims	(8,419)	(8,196)	(8,007)

Warranty provision at the end of the year	$7,197	$6,514	$6,854

z.	Comprehensive income (loss):

The Company reports comprehensive income (loss) in accordance with ASC 220, "Comprehensive Income". This Statement establishes standards for the reporting and presentation of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income generally represents all changes in equity during the period except those resulting from investments by, or distributions to, stockholders. The Company determined that items of other comprehensive income relate to unrealized gains and losses on available-for-sale marketable securities, hedging contracts and currency translation adjustments.

In May 2011, the FASB issued guidance that changed the requirement for presenting "Comprehensive Income" in the consolidated financial statements. The update requires an entity to present the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The update is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and should be applied retrospectively. The Company adopted this new guidance and elected to present the comprehensive income in two separate but consecutive statements.

aa.	Treasury shares:

The Company repurchased its ordinary shares on the open market and holds such shares as treasury stock. The Company presents the cost to repurchase treasury stock as a reduction in equity.

ab.	Reclassifications:

Certain comparative figures have been reclassified to conform to the current year presentation.

ac.	Impact of recently issued accounting standards:

In July 2012, the FASB issued an update to the authoritative guidance related to testing indefinite-lived intangible assets impairment. This update gives an entity option to first consider certain qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying amount as a basis for determining whether it is necessary to perform the quantitative impairment test. This update is effective for the indefinite-lived intangible asset impairment test performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. The adoption of this guidance does not have a material impact on the Company consolidated financial statements.

In February 2013, the FASB issued and accounting standards update requiring new disclosures about reclassifications from accumulated other comprehensive loss to net income. These disclosures may be presented on the face of the statements or in the notes to the consolidated financial statements. The standard update is effective for fiscal years beginning after December 15, 2012. The adoption of this guidance does not have a material impact on the Company financial statements.